Equity - OCI items not reclassified: equity instruments and net investment hedges (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Items not reclassified to profit or loss
Net revaluation gains (losses)	€ (257)	€ 514
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	621	1,038
Revaluation losses	(878)	(524)
Net revaluation gains (losses)	(257)	514
Fair value	2,228	2,863
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	20	21
Revaluation losses	(794)	(445)
Net revaluation gains (losses)	(774)	(424)
Fair value	141	184
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	62	68
Revaluation losses	(74)	(72)
Net revaluation gains (losses)	(12)	(4)
Fair value	308	379
International | UNITED STATES
Items not reclassified to profit or loss
Revaluation gains	15	15
Revaluation losses	(3)	(3)
Net revaluation gains (losses)	12	12
Fair value	43	44
International | Latin America and rest of the world
Items not reclassified to profit or loss
Revaluation gains	524	934
Revaluation losses	(7)	(4)
Net revaluation gains (losses)	517	930
Fair value	1,736	2,256
Listed
Items not reclassified to profit or loss
Revaluation gains	525	936
Revaluation losses	(42)	(14)
Net revaluation gains (losses)	483	922
Fair value	1,756	2,283
Unlisted
Items not reclassified to profit or loss
Revaluation gains	96	102
Revaluation losses	(836)	(510)
Net revaluation gains (losses)	(740)	(408)
Fair value	€ 472	€ 580